Related Party Transactions	3 Months Ended
Sep. 30, 2017
Successor
Related Party Transactions

NOTE 6–RELATED-PARTY TRANSACTIONS

Our related-party payables consisted of the following:

	September 30, 2017	March 31, 2017
Short-term advances [1]	$268,754	$100,000
Revenue-based Funding Agreement entered into on 11/8/15 [2]	-	180,000
Short-term Promissory Note entered into on 9/13/16, in default [3]	150,000	150,000
Promissory Note entered into on 11/15/16 [4]	895	895
Promissory Note entered into on 3/15/17 [5]	275,000	375,000
	$694,649	$805,895

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[1]   We periodically receive advances for operating funds from our current majority shareholders (former members of Wealth Generators prior to the reverse acquisition) and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no interest or fees associated with them, and are unsecured. During the six months ending September 30, 2017, we received $368,254 in cash proceeds from advances and repaid related parties $199,500.

[2]   On November 16, 2015, then a majority member of Wealth Generators (pre-reverse acquisition) and currently a majority shareholder advanced funds of $150,000 under a Revenue-based Funding Agreement, which required that beginning December 30, 2015, we would pay an amount equal to 2% of our top-line revenue generated from the prior month to pay down the loan until the lender had received $450,000. During the six months ending September 30, 2017, we agreed to issue 10,000,000 shares of common stock to extinguish $90,000 in debt and to pay $15,000 per month for six months, for a total of $90,000, under a Conversion Agreement. We repaid $90,000 in cash during the six months ending September 30, 2017.

[3]   A member of the senior management team has continuously advanced funds of $150,000 at various times, beginning on September 14, 2016, under short-term promissory notes. All of the notes carry the same terms, have a fixed interest payment of $7,500, and are generally due in less than four weeks. Under this arrangement, during the six months ended September 30, 2017, we incurred $3,000 of loan fees and repaid $3,000.

[4]   We entered into a Promissory Note for $94,788 with a company owned by immediate family members of two members of our executive management team. Funds were advanced to us on November 16 and December 16, 2016 in the amounts of $78,750 and $16,038, respectively. The Promissory Note has a 12-month term, an annual interest rate of 8%, and no prepayment penalty. During the year ending March 31, 2017, we incurred $895 in interest expense on the note and repaid the entire principal balance of $94,788.

[5]   A company that was a majority member of Wealth Generators (pre-reverse acquisition) and is currently a majority shareholder entered into a Promissory Note in the amount of $300,000, advancing funds on March 17, 2017. The note has a fixed interest amount of $75,000 and matured on September 16, 2017, but has been extended through November 16, 2017. Payments of $100,000 were made on this arrangement during the six months ending September 30, 2017.